Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders Equity [Abstract]
Schedule of stock option and RSU transactions

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2018	3,618,509	11.34	15,758	127,750	791	16,549
Granted	618,000	15.58	372	68,000	183	555
Exercised option or vested RSU	(777,704)	12.00	(3,377)	(127,750)	(1,510)	(4,887)
Amortized value of stock-based compensation	-	-	3,904	-	719	4,623
Outstanding at December 31, 2018	3,458,805	11.95	16,657	68,000	183	16,840

Exercisable at December 31, 2018	1,208,306

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2017	3,701,595	11.76	14,653	125,500	98	14,751
Granted	605,000	13.14	-	65,000	136	136
Exercised option or vested RSU	(190,984)	11.87	(752)	(62,750)	(656)	(1,408)
Expired	(497,102)	16.47	(4,312)	-	-	(4,312)
Amortized value of stock-based compensation	-	-	6,169	-	1,213	7,382
Outstanding at December 31, 2017	3,618,509	11.34	15,758	127,750	791	16,549

Exercisable at December 31, 2017	1,721,287

Schedule of options outstanding

	Options Outstanding		Options Exercisable
Exercise	Number	Remaining	Number
price	outstanding	contractual life	Exercisable
$10.36	350,000	3 months	350,000
$9.72	50,000	6 months	50,000
$9.00	425,000	1 year 6 months	-
$11.13	325,000	2 years	325,000
$13.52	100,000	2 years 3 months	100,000
$17.16	50,000	2 years 5 months	-
$17.14	50,000	2 years 8 months	50,000
$10.45	859,165	3 years	204,999
$13.14	605,000	4 years	101,667
$16.94	50,000	4 years 10 months	-
$15.46	568,000	5 years	-
$6.30	26,640	3 months to 2 years 2 months	26,640
	3,458,805		1,208,306

Schedule of fair value of options granted assumptions
	2018	2017
Dividend yield	Nil	Nil
Expected volatility	55 - 57%	59-62%
Risk-free rate of return	1.93 -2.38%	1.2-1.7%
Expected life of options	4.5 - 5 year	4.5 - 5 years